Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2021
Information by segment and main country [Abstract]
Information by segment and main country - Information on income statements [Text Block]

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA2)3)
2021
Diagnosis & Treatment4)	8,635	8,846	(459)	1,071
Connected Care	4,593	4,638	(384)	488
Personal Health	3,410	3,441	(130)	599
Other	519	610	(350)	(105)
Inter-segment eliminations		(379)
Philips Group	17,156	17,156	(1,323)	2,054

2020
Diagnosis & Treatment	8,175	8,289	(536)	818
Connected Care	5,568	5,644	(415)	1,198
Personal Health	3,173	3,172	(144)	426
Other	396	479	(368)	(165)
Inter-segment eliminations		(272)
Philips Group	17,313	17,313	(1,462)	2,277

2019
Diagnosis & Treatment	8,485	8,576	(564)	1,078
Connected Care	4,674	4,705	(326)	620
Personal Health	3,516	3,511	(140)	672
Other	472	556	(313)	(100)
Inter-segment eliminations		(201)
Philips Group	17,147	17,147	(1,343)	2,270

1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.3)For reconciliation Adjusted EBITA, refer to the following table.4)In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2021 they received a corporate funding out of segment Other of EUR 16 million (2020: EUR 38 million, 2019: EUR 54 million) to support them during their emerging idea-to-market business phase.

Information by segment and main country - Reconciliation from net income to Adjusted EBITA [Text Block]

Philips Group

Reconciliation from net income to Adjusted EBITA1)

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2021
Net Income	3,323
Discontinued operations, net of income taxes	(2,711)
Income tax expense	(103)
Investments in associates, net of income taxes	4
Financial expenses	188
Financial income	(149)
Income from operations	553	941	(732)	585	(242)
Amortization and impairment of intangible assets	322	153	148	15	6
Impairment of goodwill	15	2	13
EBITA1)	890	1,097	(571)	600	(236)
Restructuring and acquisition-related charges	95	7	93	(1)	(5)
Other items	1,069	(32)	965	-	136
Adjusted EBITA1)	2,054	1,071	488	599	(105)

2020
Net Income	1,195
Discontinued operations, net of income taxes	(196)
Income tax expense	212
Investments in associates, net of income taxes	9
Financial expenses	202
Financial income	(158)
Income from operations	1,264	497	711	356	(300)
Amortization and impairment of intangible assets	377	209	134	16	18
Impairment of goodwill	144	-	144
EBITA1)	1,784	706	989	371	(282)
Restructuring and acquisition-related charges	195	29	97	31	37
Other items	299	83	112	24	81
Adjusted EBITA1)	2,277	818	1,198	426	(165)

2019
Net Income	1,173
Discontinued operations, net of income taxes	(183)
Income tax expense	258
Investments in associates, net of income taxes	(1)
Financial expenses	233
Financial income	(114)
Income from operations	1,366	660	269	589	(152)
Amortization and impairment of intangible assets	344	177	141	18	8
Impairment of goodwill	97	19	78
EBITA1)	1,807	856	488	607	(144)
Restructuring and acquisition-related charges	310	149	64	42	54
Other items	153	73	67	23	(11)
Adjusted EBITA1)	2,270	1,078	620	672	(100)
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Information by segment and main country - Main countries [Text Block]

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2021
Netherlands	570	1,934
United States	6,420	12,615
China	2,335	283
Japan	1,073	480
Germany	839	305
United Kingdom	481	567
France	397	49
Other countries	5,040	753
Total main countries	17,156	16,986

2020
Netherlands	404	1,926
United States	6,580	9,080
China	2,319	313
Japan	1,113	511
Germany	980	302
United Kingdom	509	545
Italy	383	111
Other countries	5,024	906
Total main countries	17,313	13,694

2019
Netherlands	391	2,148
United States	6,626	9,864
China	2,427	340
Japan	1,185	550
Germany	805	308
United Kingdom	436	611
France	380	46
Other countries	4,898	1,119
Total main countries	17,147	14,986
1)The sales are reported based on country of destination.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill